The Huntington Funds
Huntington Tax-Free Money Market Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund (each a “Money Market Fund”; collectively, the “Money Market Funds”)
Huntington Rotating Markets Fund
Huntington Technical Opportunities Fund

Investment A Shares, Investment B Shares, Trust Shares, Interfund Shares
Prospectus Supplement dated November 3, 2008

1.  Important information regarding Huntington Money Market Funds:

The U.S. Treasury Department (“Treasury”) has announced a Temporary Guarantee Program for Money Market Funds (the “Program”). The Huntington Money Market Funds listed above (the “Money Market Funds”) have agreed to participate in the Program.

The Program seeks to support the net asset value (the “NAV”) of shares held by investors in the Money Market Funds as of the close of business on September 19, 2008 (“Eligible Shareholders”). The Program intends to protect Eligible Shareholders against loss, if a Money Market Fund liquidates its holdings and the NAV at the time of liquidation is less than $1 per share. For each Eligible Shareholder, coverage under the Program is limited to the lesser of the following two amounts (“Eligible Holdings”): (1) the amount invested in the Money Market Fund as of the close of business on September 19, 2008, or (2) the amount invested in the Money Market Fund as of the time the Treasury’s obligation under the Program is triggered.

Pursuant to the Guarantee Agreement that each Money Market Fund was required to enter into in order to participate in the Program, each Money Market Fund generally is required to liquidate within 30 days of the date on which its NAV falls below $0.995.  The Treasury will make payments under the Program after such Money Market Fund has liquidated and otherwise complied with various requirements imposed by Treasury.  Please note that the distribution of liquidation proceeds to Eligible Shareholders through the Program would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. If coverage under the Program is triggered, the Program is intended to cover Eligible Shareholders in the amount necessary to bring the NAV of their Eligible Holdings up to $1.00 per share.  As of the date of this Supplement, the Program has approximately $50 billion available to support all participating money market funds.

The Program is due to expire on December 18, 2008, unless extended by the Treasury. Each Money Market Fund will bear the expense of its participation in the Program. For the initial three months of the Program, each Money Market Fund will pay 0.01% based on its net assets as of September 19, 2008. This 0.01% fee for the initial three months of the Program would equate to approximately 0.04% of Money Market Fund expense on an annualized basis, which amount may vary depending upon asset levels.  Given that asset levels may vary, the yield impact of these fees may vary over time. The Secretary of the Treasury has authority to extend the Program through the close of business on September 18, 2009. It is currently anticipated that the Money Market Funds will continue to participate if the Program is extended beyond December 18; however, there is no assurance that the Money Market Funds will do so.

For more information about the Temporary Guarantee Program, please visit the Treasury’s website at http://www.treas.gov/press/releases/hp1163.htm or contact us at (800) 253-0412.

2.  In the Huntington Rotating Markets Fund Investment A Shares and Investment B Shares prospectus, please delete the section entitled “Fees and Expenses” in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Service Fees	0.25%	0.25%
Other Expenses	0.45%	0.45%

Total Direct Annual Fund Operating Expenses	1.45%	1.95%
Acquired Fund Fees & Expenses****	0.52%	0.52%
Total Direct and Acquired Fund Annual Operating Expenses	1.97%	2.47%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund’s assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$763	$1,158	$1,576	$2,739
Investment B Shares
If you do not sell your Shares:	$250	$770	$1,316	$2,683
If you sell your Shares at the end of the period:	$750	$1,070	$1,516	$2,683

3.  In the Huntington Rotating Markets Fund Trust Shares prospectus, please delete the section entitled “Fees and Expenses” in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.25%
Other Expenses	0.45%

Total Direct Annual Fund Operating Expenses	1.20%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses**	0.52%
Total Direct and Acquired Fund Annual Operating Expenses	1.72%

* Does not include any wire transfer fees, if applicable.
** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund’s assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

-  -

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$175	$542	$933	$2,030

4.  In the Huntington Technical Opportunities Fund Investment A Shares and Investment B Shares prospectus, please delete the section entitled “Fees and Expenses” in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares

Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares

Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Service Fees	0.25%	0.25%
Other Expenses	1.56%	1.56%

Total Annual Fund Operating Expenses	2.81%	3.31%
Acquired Fund Fees & Expenses****	0.17%	0.17%
Total Direct and Acquired Fund Annual Operating Expenses	2.98%	3.48%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”
** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
*** Does not include any wire transfer fees, if applicable.
**** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds are estimates based on anticipated asset levels of the Fund and its intended allocation of assets in Acquired Funds using their expense ratios for their most recent fiscal year. These estimates may vary considerably based on future asset levels of the Funds, the availability of Acquired Funds, the amount of Fund assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Investment A Shares	$859	$1,443
Investment B Shares
If you do not sell your Shares:	$351	$1,068
If you sell your Shares at the end of the period:	$851	$1,368

5.  In the Huntington Technical Opportunities Fund Trust Shares prospectus, please delete the section entitled “Fees and Expenses” in its entirety and replace with the following:

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares

Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.25%
Other Expenses	1.56%

Total Annual Fund Operating Expenses	2.56%
Acquired Fund (i.e., Indirect Annual Underlying Fund) Operating Expenses**	0.17%
Total Direct and Acquired Fund Annual Operating Expenses	2.73%

* Does not include any wire transfer fees, if applicable.
** Because the Fund invests in other Funds, it is a shareholder of those Acquired Funds and indirectly bears its proportionate share of the operating expenses, including management fees, of the Acquired Funds. These expenses are deducted from the Acquired Funds before their share prices are calculated and are in addition to the direct fees and expenses borne by the Fund and its shareholders that are also described in the fee tables above. All of the above expenses of the Fund and Acquired Funds use their expense ratios for their most recent fiscal year. These expenses may vary considerably based on future asset levels of the Fund, the availability of Acquired Funds, the amount of Fund’s assets invested in Acquired Funds at any point in time, and the fluctuation of the expense ratios of the Acquired Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Trust Shares	$276	$847

November 3, 2008

Cusip 446327504
Cusip 446327603
Cusip 446327108
Cusip 446327686
Cusip 446327207
Cusip 446327496
Cusip 446327306
Cusip 446327405
Cusip 446327702
Cusip 446327801
Cusip 446771701
Cusip 446327264
Cusip 446327538
Cusip 446327199
Cusip 446327181
Cusip 446327173

Product Code (11/08)